DEBT DEBT 3 (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Total		$ 966,478
Long-term Debt	$ 391,717
Long-term Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		20,380
Long-term Debt, Maturities, Repayments of Principal in Year Two		0
Long-term Debt, Maturities, Repayments of Principal in Year Three		82,230
Long-term Debt, Maturities, Repayments of Principal in Year Four		(476,872)
Long-term Debt, Maturities, Repayments of Principal in Year Five		364,451
Long-term Debt, Maturities, Repayments of Principal after Year Five		22,545
Long-term Debt		934,293	$ 363,500	$ 95,000
Term Loan Facility of $33.93 Million [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		22,600
Long-term Debt		28,841	0
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	10,035
Long-term Debt, Maturities, Repayments of Principal in Year Four		(32,185)
Long-term Debt		$ 167,815	$ 0	$ 0